Securities Available for Sale - Investments Classified by Contractual Maturity (Details) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Within 1 year		$ 172,554
After 1 year through 5 years		114,583
After 5 years through 10 years
After 10 years
Total	$ 246,940	287,137	$ 297,211
Within 1 year	159,437
After 1 year through 5 years	87,503
After 5 years through 10 years
After 10 years
Total	246,940	287,137
Available-for-sale Securities [Member]
Within 1 year	159,456
After 1 year through 5 years	87,404
After 5 years through 10 years
After 10 years
Total	246,860
Corporate Debt Securities [Member]
Within 1 year	98,086	90,096
After 1 year through 5 years	69,101	91,127
After 5 years through 10 years
After 10 years
Total	167,187	181,223	215,751
Corporate Debt Securities [Member]
Total		181,223
Asset-backed Securities [Member]
Within 1 year		8,370
After 1 year through 5 years		16,994
After 5 years through 10 years
After 10 years
Total		25,364	54,409
Asset-backed Securities [Member]
Within 1 year	8,178
After 1 year through 5 years	11,916
After 5 years through 10 years
After 10 years
Total	20,094	27,501
U.S. Agency Securities [Member]
Within 1 year	19,621
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total	19,621	25,364
Certificates of Deposit [Member]
Within 1 year		27,501
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total		27,501
Certificates of Deposit [Member]
Within 1 year	17,000
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total	17,000	20,164
Commercial Paper [Member]
Within 1 year		20,164
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total		20,164
Commercial Paper [Member]
Within 1 year	15,551
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total	15,551	19,623
U.S. Treasury Securities [Member]
Within 1 year
After 1 year through 5 years		2,496
After 5 years through 10 years
After 10 years
Total		2,496	$ 3,485
U.S. Treasury Securities [Member]
Within 1 year
After 1 year through 5 years	2,495
After 5 years through 10 years
After 10 years
Total	2,495	2,496
Other Securities [Member]
Within 1 year	1,001
After 1 year through 5 years	3,991
After 5 years through 10 years
After 10 years
Total	$ 4,992	$ 10,766